Stock-Based Compensation - CEC Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted		0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2015		9,820,168		10,638,219
Granted				0		1,844,332	1,500,770
Exercised				(11,101)		(58,700)	(317,703)
Forfeited				(334,184)
Expired				(472,766)
Outstanding as of December 31, 2016		9,735,585	[1]	9,820,168		10,638,219
Vested and expected to vest as of December 31, 2016				9,820,168
Exercisable as of December 31, 2016				7,361,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period		$ 11.69	[2]	$ 12.90
Weighted Average Exercise Price per Share (1)	[3]			0.00		$ 10.04	$ 21.18
Weighted Average Exercise Price Exercised				5.17
Weighted Average Exercise Price Forfeited				13.71
Weighted Average Exercise Price Expired				12.45
Weighted Average Exercise Price Outstanding, End of Period		$ 10.29	[2]	11.69	[2]	$ 12.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price				11.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 9.70
Weighted Average Remaining Contractual Term [Abstract]
Options Outstanding, Weighted Average Remaining Contractual Term				6 years 2 months		6 years 10 months
Options Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term				6 years 2 months
Options Exercisable, Weighted Average Remaining Contractual Term				5 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding				$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value				2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value				$ 2
Restricted stock units and awards | Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		5,886,330	[1]	8,447,922		6,329,435
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 8.00	[2]	$ 7.95	[2]	$ 12.06

[1]	There were no grants of stock options or restricted stock units related to CEC common stock during the three months ended March 31, 2017.
[2]	Represents weighted average exercise price for stock options and weighted average fair value for restricted stock units.
[3]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.